Financial Risk Management_Types Of The Groups Retail And Credit Card Loans(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ 175,079,089	₩ 160,597,262
Loans
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ 176,432,927	₩ 161,475,827
Portionof Retail And Credit Card Loans	100.00%	100.00%
Allowances
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ (1,353,838)	₩ (878,565)
Housing
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	70,886,635	64,122,295
Housing | Loans
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ 70,916,004	₩ 64,140,941
Portionof Retail And Credit Card Loans	40.19%	39.72%
Housing | Allowances
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ (29,369)	₩ (18,646)
General
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	87,549,337	81,719,386
General | Loans
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ 88,162,865	₩ 82,130,039
Portionof Retail And Credit Card Loans	49.97%	50.86%
General | Allowances
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ (613,528)	₩ (410,653)
Credit card
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	16,643,117	14,755,581
Credit card | Loans
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ 17,354,058	₩ 15,204,847
Portionof Retail And Credit Card Loans	9.84%	9.42%
Credit card | Allowances
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ (710,941)	₩ (449,266)